Supplemental Equity and Comprehensive Income Information - Impact of NCI (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Equity and Comprehensive Income Information
Net income attributable to 3M	$ 1,155	$ 1,329	$ 1,291	$ 1,275	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 5,050	$ 4,833	$ 4,956
Impact of purchase of subsidiary shares											(409)
Change in 3M Company shareholder's equity from net income attributable to 3M and impact of purchase of subsidiary shares											$ 4,547